Note 19 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of financial assets and liabilities [text block]
All amounts in Canadian dollars	US dollar	Mexican peso
Cash and cash equivalents	$3,578,279	$97,264
Accounts receivable and prepaid expenses	4,019	-
Total assets	$3,582,298	$97,264

Trade and other payables	$183,904	$194,083
Total liabilities	$183,904	$194,083

Net assets	$3,398,394	$(96,819)